EQUITY (Schedule of Information by Exercise Price Range) (Details) (USD $)	1 Months Ended					12 Months Ended
	Aug. 31, 2011	Jan. 31, 2011	Oct. 13, 2010	Mar. 24, 2010	Feb. 25, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Options outstanding						271,984	321,016	168,500	189,125
Options outstanding, weighted average remaining contractual life						3 years 4 days
Options outstanding, weighted average exercise price						$ 6.81	$ 6.28	$ 3.49	$ 3.45
Options exercisable						158,824	56,532	131,125
Options exercisable, weighted average exercise price						$ 6.81	$ 3.68	$ 3.45
Minimum exercise price	$ 4.8	$ 7.0	$ 7.0	$ 3.14	$ 3.14
3.14 [Member]
Options outstanding						6,000
Options outstanding, weighted average remaining contractual life						1 year 1 month 24 days
Options outstanding, weighted average exercise price						$ 3.14
Options exercisable						4,250
Options exercisable, weighted average exercise price						$ 3.14
Minimum exercise price						$ 3.41
4.80 [Member]
Options outstanding						10,000
Options outstanding, weighted average remaining contractual life						3 years 8 months 1 day
Options outstanding, weighted average exercise price						$ 4.8
Options exercisable						2,500
Options exercisable, weighted average exercise price						$ 4.8
Minimum exercise price						$ 4.8
5.71 [Member]
Options outstanding						6,000
Options outstanding, weighted average remaining contractual life						6 months 7 days
Options outstanding, weighted average exercise price						$ 5.71
Options exercisable						6,000
Options exercisable, weighted average exercise price						$ 5.71
Minimum exercise price						$ 5.71
7.00 [Member]
Options outstanding						249,984
Options outstanding, weighted average remaining contractual life						3 years 29 days
Options outstanding, weighted average exercise price						$ 7.0
Options exercisable						146,074
Options exercisable, weighted average exercise price						$ 7.0
Minimum exercise price						$ 7.0